OTHER CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT FINANCIAL ASSETS
Schedule of breakdown of other current financial assets

		2016		2017
		Balance		Balance
		Original currency		Original currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposits
Related parties
BRI	Rp	—	—	—	2
BNI	Rp	—	63	—	—
Third parties
UOB	US$	1	13	14	191
SCB	US$	—	—	8	109
Others	Rp	—	—	—	23
Total time deposits			76		325

Available-for-sale financial assets
Related parties
PT Mandiri Manajemen Investasi	Rp	—	500	—	711
PT Bahana TCW Investment Management (”Bahana TCW”)	Rp	—	559	—	360
State-owned enterprises	US$	4	55	—	—
Others	Rp	—	17	—	97
	US$	2	27	—	—
Total available-for-sale financial assets			1,158		1,168

Escrow accounts	Rp	—	112	—	318
	US$	2	22	6	78
	MYR	—	—	5	15
Others	Rp	—	98	—	263
	US$	—	—	0	6
	MYR	—	—	0	0
	AUD	0	5	0	0
Total			1,471		2,173

Schedule of interest rates on maturities of time deposits

	2016	2017
Rupiah	5.75%‑6.00%	6.00%‑7.00%
Foreign currency	0.58%‑1.64%	1.38%‑1.64%